ACQUISITION OF NETCLASS JAPAN (Tables)	6 Months Ended
Mar. 31, 2025
ACQUISITION OF NETCLASS JAPAN
Schedule of fair value of the identical assets and liabilities as of acquisition date and the gain on acquisition

As of
February 28,
2025
Unaudited
Fair value of identical assets and liabilities as of acquisition date	$—
Cash	34,486
Receivables	91,722
Customer list	328,890
Payables	(103,913)
Deferred tax liability	(46,626)
Net assets at acquisition	304,559
Add:
Foreign currency exchange loss	230
Less:	—
Non-controlling interest	(147,907)
Total consideration paid for acquisition	(17,158)

Gain on acquisition	$(139,724)